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             MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
                        1221 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10020

                                                           March 31, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Morgan Stanley U.S. Government Money Market Trust
    File Number 2-74980

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statment that was filed electronically via EDGAR with the Securities and Exchange Commission on March 24, 2003.

                                               Very truly yours,
                                           /s/ Bennett MacDougall
                                               ------------------
                                               Bennett MacDougall
                                               Senior Staff Attorney



cc: Larry Greene
    Barry Fink